CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY - USD ($)	Total	Series C Preferred Stock Temporary	Additional Paid-In Capital	Accumulated Deficit	Common Stocks [Member]	Preferred Stocks C Series Member [Member]	Series G Preferreds Stocks [Member]
Balance, shares at Dec. 31, 2020		2,093			500,000
Balance, amount at Dec. 31, 2020	$ (102,225,562)	$ 5,946,052	$ 209,386,884	$ (311,612,946)	$ 500	$ 0	$ 0
Conversion of Series C Preferred Stock, shares					3,526,036	(1,672)
Conversion of Series C Preferred Stock, amount	141,494,425	0	141,490,901	0	$ 3,526	$ (2)	0
True-Up Shares, shares					1,086,603
True-Up Shares, amount	46,109,805	0	46,108,718	0	$ 1,087	0	0
Issuance of Common Shares for Consulting Fees, shares					30,002
Issuance of Common Shares for Consulting Fees, amount	1,494,858	0	1,494,828	0	$ 30	0	0
Equity contribution	11,208,840	(11,208,840)	11,208,840	0	0	0	0
Warrants issued for compensation	42,037	0	42,037	0	0	0	$ 0
Issuance of Series G Stock for cash, shares							10,544
Issuance of Series G Stock for cash, amount	313,691	0	313,681	0	0	0	$ 10
Issuance of Common stock warrants for cash	4,686,309	$ 0	4,686,309	0	0	0	0
Issuance of Series C Preferred Shares for Cash Proceed, shares		1,890
Issuance of Series C Preferred Shares for Cash Proceed, amount	(6,164,308)	$ 6,164,308	(6,164,308)	0	0	0	0
Series C fair value adjustment	(512,686)	512,686	(512,686)	0	0	$ 0	0
Issuance of Series C Preferred Shares for Cash Proceeds, shares						1,575
Issuance of Series C Preferred Shares for Cash Proceeds, amount	2	$ 0	0	0	0	$ 2	0
Transfer of Series C Preferred Stock to Permanent Equity, shares		(3,983)				3,983
Transfer of Series C Preferred Stock to Permanent Equity, amount	1,414,206	$ (1,414,206)	1,414,202	0	0	$ 4	0
Net Loss	(169,675,169)	0	0	(169,675,169)	$ 0	$ 0	$ 0
Balance, shares at Dec. 31, 2021					5,142,641	3,886	10,544
Balance, amount at Dec. 31, 2021	(71,813,552)	0	409,469,406	(481,288,115)	$ 5,143	$ 4	$ 10
Conversion of Series C Preferred Stock, shares					4,279,480	(1,952)
Conversion of Series C Preferred Stock, amount	51,760,451	0	51,756,173	0	$ 4,279	$ (1)	0
True-Up Shares, shares					8,514,198
True-Up Shares, amount	53,674,846	0	53,666,332	0	$ 8,514	0	0
Issuance of Common Shares for Consulting Fees, shares					2,800
Issuance of Common Shares for Consulting Fees, amount	123,754	0	123,751	0	$ 3	0	0
Warrants issued for compensation	14,763,393	0	14,763,393	0	0	0	0
Series C fair value adjustment	45,183,021	0	45,183,021	0	0	0	0
Net Loss	(107,741,965)	0	0	(107,741,965)	0	$ 0	0
Redemption of Series C preferred stock for cash, shares						(1,664)
Redemption of Series C preferred stock for cash, amount	(18,850,000)	0	(18,849,998)	0	0	$ (2)	$ 0
Redemption of Series G preferred stock, shares							(5,272)
Redemption of Series G preferred stock, amount	(2,750,000)	0	(2,749,995)	0	0	0	$ (5)
True-Up Derivative Settlement	24,420,597	0	24,420,597	0	0	0	0
Recognition of warrant liability	(5,894,179)	0	(5,894,179)	0	$ 0	0	0
Adjustment for rounding on reverse, shares					153,545
Adjustment for rounding on reverse, amount	1	0	(153)	0	$ 154	$ 0	$ 0
Balance, shares at Dec. 31, 2022					18,092,663	270	5,272
Balance, amount at Dec. 31, 2022	$ (17,123,633)	$ 0	$ 571,888,348	$ (589,030,080)	$ 18,093	$ 1	$ 5